Share-based Compensation Allocation of Period Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Gross compensation costs:	$ 553	$ 1,300	$ 742
Income tax benefits:	(193)	(262)	(256)
Net compensation expense	360	1,038	486
Tax benefit realized from stock options exercised during the year	7,805	5,841	2,088
Stock options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Gross compensation costs:	158	134	112
Income tax benefits:	(55)	(45)	(39)
Nonvested stock
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Gross compensation costs:	395	1,166	630
Income tax benefits:	$ (138)	$ (217)	$ (217)